Inventory (Details) - USD ($) $ in Thousands	Oct. 15, 2023	Apr. 30, 2023	Apr. 24, 2022
Inventory [Line Items]
Total	$ 830	$ 802	$ 703
Beverage
Inventory [Line Items]
Total	582	545	459
Food
Inventory [Line Items]
Total	$ 248	$ 257	$ 244